Financial Instruments - Schedule of Interest Rate Risk Profile of Borrowings (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Other long-term debt	$ 347,000	$ 0
Borrowings	53,229,000	28,305,000
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Line of credit	37,615,000	24,949,000
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 37,962,000	$ 24,949,000